Related Parties	12 Months Ended
Dec. 31, 2021
Disclosure of Related Parties [Abstract]
RELATED PARTIES

NOTE 21 - RELATED PARTIES:

The following transactions arose with related parties:

Transaction	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2019

Short term employee benefits *	1,825	1,182	1,181
Social benefits costs	139	118	158
Share based compensation) Management)	237	1,644	832
Share based compensation) Directors)	127	395	365

*	Represent base salary, bonuses, and car allowance expenses.

Liabilities to related parties:

Name	December 31, 2021	December 31, 2020	December 31, 2019

Key management personnel	77	604	652
Loans from major shareholder	-	272	6,781

In 2018, the Company signed an agreement to receive a short-term loan from its major shareholder (See also note 9).